Note 20 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of fair value measurement of assets and liabilities [text block]
	Carrying Value		December 31, 2024
	Fair value through
	profit or loss	Amortized cost	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Cash and cash equivalents	$—	$3,717	$—	$—	$—	$3,717
Restricted cash	—	1,208	—	—	—	1,208
Receivables	—	1,310	—	—	—	1,310
Marketable securities	12	—	12	—	—	12
	$12	$6,235	$12	$—	$—	$6,247
Liabilities:
Accounts payable and accrued liabilities	$—	$3,579	$—	$—	$—	$3,579
Accrued interest	—	2,799	—	—	—	2,799
Long-term government loan payable	—	7,824	—	—	—	7,824
Convertible notes payable [1]	63,963	—	—	—	63,963	63,963
Warrants – Convertible Notes payable [1]	1,582	—	—	—	1,582	1,582
Royalty	—	1,283	—	—	—	1,283
	$65,545	$15,485	$—	$—	$65,545	$81,030
	Carrying Value		December 31, 2023
	Fair value through
	profit or loss	Amortized cost	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Cash and cash equivalents	$—	$7,560	$—	$—	$—	$7,560
Restricted cash	—	2,096	—	—	—	2,096
Receivables	—	1,081	—	—	—	1,081
Marketable securities	595	—	595	—	—	595
	$595	$10,737	$595	$—	$—	$11,332
Liabilities:
Accounts payable and accrued liabilities	$—	$8,828	$—	$—	$—	$8,828
Accrued interest	—	5,730	—	—	—	5,730
Long-term government loan payable	—	4,299	—	—	—	4,299
Convertible notes payable [1]	40,101	—	—	—	40,101	40,101
Warrants – Convertible Notes payable [1]	1,421	—	—	—	1,421	1,421
Royalty	—	858	—	—	—	858
Warrants derivative liability	7	—	—	—	7	7
	$41,529	$19,715	—	$—	$41,529	$61,244